SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents	$ 47,886	$ 11,055	$ 9,858
Cash equivalents	26,300	7,600	7,200
Restricted cash	65	$ 65	$ 65
Reduction of face amount of letter of credit	$ 100